Cover	Jul. 10, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 (this “Amendment”) to the Current Report on Form 8-K of I-ON Digital Corp. (the Company”) amends the Company’s Current Report on Form 8-K, which was filed with the Securities and Exchange Commission on June 12, 2026 (the “Original Report”). The Company inadvertently filed an incorrect copy of the Company’s 2026 Equity Incentive Plan, and this Amendment is being filed solely to replace in its entirety, Exhibit 10.1, filed with the Original Report, with the correct version of Exhibit 10.1 filed herewith. Other than as described above, this Amendment does not amend any other information previously filed in the Original Report.
Document Period End Date	Jul. 10, 2026
Entity File Number	000-54995
Entity Registrant Name	I-ON Digital Corp.
Entity Central Index Key	0001580490
Entity Tax Identification Number	46-3031328
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1244 N. Stone Street, Unit 3
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60610
City Area Code	(866)
Local Phone Number	440-2278
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false